Financial instruments by category (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Measured At Fair Value Through Profit Or Loss [Abstract]
Financial investments		R$ 210,103
Loans and receivables:
Cash and cash equivalents	R$ 2,763,050	66,767	R$ 79,969	R$ 6,888
Note receivables	8,104,679	3,522,349
Receivables from related parties		124,723
Other receivables	20,148	27,956
Total	R$ 10,887,877	R$ 3,951,898